Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended		132 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure of dividend [abstract]
Dividend declared	$ 218,051	$ 167,211	$ 1,524,000